Loans (Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Accretable Yield Movement Schedule Rollforward) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Jun. 30, 2014	Jun. 30, 2013
Loans [Abstract]
Balance, beginning of period	$ 13,490		$ 0		$ 16,509	$ 6,432
Impact of acquisition/purchase on June 7, 2013	495		6,650
Accretion	(7,090)		(2,234)
Adjustment for payoffs	(1,575)		(104)
Adjustment for charge-offs	(79)		(4)
Increase in accretable yield	9,473	[1]	9,182	[1]
Balance, end of period	$ 14,714		$ 13,490		$ 16,509	$ 6,432

[1]	Includes changes in the accretable yield due to both transfers from the nonaccretable difference and the impact of changes in the expected timing of the cash flows.